Subsequent events (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended
	Feb. 05, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 03, 2015
Subsequent events (Textuals) [Abstract]
Cash dividends declared per share		$ 1.2	$ 3.2	$ 1.0
Stock repurchase program, authorized amount	$ 500,000
Share repurchase program cumulative aggregrate purchase value	1,774,436	2,231,301
Common shares
Subsequent events (Textuals) [Abstract]
Cash dividends declared per share		$ 0.30	$ 0.30
Common share equivalents
Subsequent events (Textuals) [Abstract]
Cash dividends declared per share		$ 0.30
Subsequent event
Subsequent events (Textuals) [Abstract]
Stock repurchase program, authorized amount					750,000
Share repurchase program cumulative aggregrate purchase value					$ 2,274,401
Subsequent event | Common shares
Subsequent events (Textuals) [Abstract]
Cash dividends declared per share					$ 0.32
Subsequent event | Common share equivalents
Subsequent events (Textuals) [Abstract]
Cash dividends declared per share					$ 0.32